Deferred Compensation Plan - Narrative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Deferred Compensation Plan
Percentage of deferred salary and commissions (up to)	25.00%
Percentage of bonuses (up to)	100.00%
Percentage of deferred matching contribution amount	25.00%
Matching contribution on deferred amount (up to)	$ 10
Vesting schedule	5 years
Assets held in mutual funds	$ 1,686	$ 1,911
Assets held in mutual funds, current	138	595
Distributions from the deferred compensation plan aggregated	$ 633	$ 527	$ 686